CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Analysis of Receivables and Other Current Assets by Due Date (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	€ 185,000	€ 184,260
Receivables from financing activities	1,143,968	939,607
Current tax receivables	14,306	12,438
Other current assets	86,140	37,645
Total	1,429,414	1,173,950
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,132,979	925,878
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	10,989	13,729
Overdue
Disclosure of financial assets [line items]
Trade receivables	47,237	46,627
Receivables from financing activities	52,733	65,554
Current tax receivables	0	0
Other current assets	570	247
Total	100,540	112,428
Overdue | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	52,733	65,554
Overdue | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	0	0
Due within one year
Disclosure of financial assets [line items]
Trade receivables	137,694	137,564
Receivables from financing activities	197,207	159,778
Current tax receivables	14,306	10,314
Other current assets	84,417	36,971
Total	433,624	344,627
Due within one year | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	196,018	156,154
Due within one year | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,189	3,624
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	70	69
Receivables from financing activities	820,363	657,073
Current tax receivables	0	2,124
Other current assets	998	247
Total	821,431	659,513
Due between one and five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	810,563	646,968
Due between one and five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	9,800	10,105
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	73,665	57,202
Current tax receivables	0	0
Other current assets	155	180
Total	73,820	57,382
Due beyond five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	73,665	57,202
Due beyond five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0